Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Schedule of Finance Costs	This caption is made up as follows:
	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Interest on senior notes, note 13 (b.1) and 13 (b.2)	38,690	60,225	63,333
Interest on Club Deal promissory note and loan, note 13(c)	59,643	14,920	7,326
Finance cost on cross currency swaps	1,730	15,155	15,046
Expenses for the purchase and amortization of issuance costs of senior notes	1,249	1,027	815
Interest on lease liabilities	573	317	383
Counterparty credit risk in cross currency swaps	12	62	848
Interest for bank overdraft	31	-	-
Other	293	2,108	479

Total interest expense	102,221	93,814	88,230
Unwinding of discount of provisions, note 12	1,824	1,291	735
	104,045	95,105	88,965